Income tax (Schedule of Income Taxes) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income tax [Line Items]
Statutory tax rate	25.00%	25.00%	25.00%	25.00%
Current tax	¥ 128,350		¥ 87,930	¥ 87,897
Deferred tax	(563)	$ (86)	(16,786)	(22,944)
Income tax expense	¥ 127,787	$ 19,584	¥ 71,144	¥ 64,953
Hong Kong [Member]
Income tax [Line Items]
Statutory tax rate	16.50%	16.50%